Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated cash flow statement
Interest received	£ 20,345	£ 12,638	£ 9,696
Interest paid	8,871	2,357	1,668
Cash outflow for leases	122	170	195
Payments of principal amount, lease liabilities	£ 102	£ 145	£ 164